CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB11,765 and RMB8,813 as of December 31, 2021 and 2022, respectively)	¥ 119,847,000	¥ 240,815,000
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB14,262 and RMB5,892 as of December 31, 2021 and 2022, respectively)	16,652,000	20,680,000
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB18,727 and RMB16,624 as of December 31, 2021 and 2022, respectively)	323,259,000	370,531,000
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB1,005 and RMB929 as of December 31, 2021 and 2022, respectively)	21,826,000	16,747,000
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB74 and RMB78 as of December 31, 2021 and 2022, respectively)	79,586,000	214,843,000
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2021 and 2022, respectively)	¥ 52,997,000	¥ 206,303,000
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000
Common stock, shares designated | shares	3,039,147,394	3,039,147,394
Variable Interest Entity Primary Beneficiary
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB11,765 and RMB8,813 as of December 31, 2021 and 2022, respectively)	¥ 8,813,000	¥ 11,765,000
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB14,262 and RMB5,892 as of December 31, 2021 and 2022, respectively)	5,892,000	14,262,000
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB1,005 and RMB929 as of December 31, 2021 and 2022, respectively)	929,000	1,005,000
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB74 and RMB78 as of December 31, 2021 and 2022, respectively)	78,000	74,000
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2021 and 2022, respectively)		78,000
Variable Interest Entity Primary Beneficiary | Without Recourse
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB11,765 and RMB8,813 as of December 31, 2021 and 2022, respectively)	8,813,000	11,765,000
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB14,262 and RMB5,892 as of December 31, 2021 and 2022, respectively)	5,892,000	14,262,000
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB18,727 and RMB16,624 as of December 31, 2021 and 2022, respectively)	16,624,000	18,727,000
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB1,005 and RMB929 as of December 31, 2021 and 2022, respectively)	929,000	1,005,000
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB74 and RMB78 as of December 31, 2021 and 2022, respectively)	78,000	74,000
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2021 and 2022, respectively)	¥ 0	¥ 78,000
Class A Ordinary Shares
Common stock, shares authorized | shares	6,000,000,000	6,000,000,000
Common stock, shares issued | shares	2,030,600,883	1,938,303,919
Common stock, shares outstanding | shares	1,569,677,384	1,789,239,887
Class B Ordinary Shares
Common stock, shares authorized | shares	960,852,606	960,852,606
Common stock, shares issued | shares	666,572,880	758,869,844
Common stock, shares outstanding | shares	666,572,880	737,513,429